Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid expenses	$ 150	$ 161
Deferred commissions	112	139
Current tax receivables	67	72
Inventory	21	20
Other current assets	50	43
Prepaid expenses and other current assets	$ 400	$ 435